EMPLOYEE BENEFIT LIABILITIES, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT LIABILITIES, NET
Expenses - defined contribution plan	$ 303	$ 322	$ 448